UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            WASHINGTON, D.C.  20549

                                    FORM N-Q
  QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT
                                   COMPANIES




                                    811-4577

                      (Investment Company Act File Number)


                       Federated Income Securities Trust
        _______________________________________________________________

               (Exact Name of Registrant as Specified in Charter)



                           Federated Investors Funds
                              5800 Corporate Drive
                      Pittsburgh, Pennsylvania 15237-7000
                    (Address of Principal Executive Offices)


                                 (412) 288-1900
                        (Registrant's Telephone Number)


                           John W. McGonigle, Esquire
                           Federated Investors Tower
                              1001 Liberty Avenue
                      Pittsburgh, Pennsylvania 15222-3779
                    (Name and Address of Agent for Service)
               (Notices should be sent to the Agent for Service)






                       Date of Fiscal Year End:  3/31/08


               Date of Reporting Period:  Quarter ended 12/31/07







ITEM 1.     SCHEDULE OF INVESTMENTS




FEDERATED FUND FOR U.S. GOVERNMENT SECURITIES
PORTFOLIO OF INVESTMENTS
December 31, 2007 (unaudited)

    PRINCIPAL                                                                                                                  VALUE
    AMOUNT
                    MORTGAGE-BACKED SECURITIES--78.9%
                    FEDERAL HOME LOAN MORTGAGE CORPORATION--46.6%
  $  43,217,553   1 4.500%, 6/1/2019                                                                                  $   42,636,558
     88,193,297     5.000%, 2/1/2019 - 4/1/2036                                                                           87,201,710
    176,267,965   2 5.500%, 5/1/2016 - 1/1/2038                                                                          176,303,815
     48,466,027   2 6.000%, 10/1/2017 - 1/1/2038                                                                          49,277,698
     15,000,000     6.500%, 1/1/2038                                                                                      15,422,794
        785,274     7.000%, 12/1/2031                                                                                        822,394
      2,506,280     7.500%, 9/1/2013 - 9/1/2033                                                                            2,682,022
        406,329     8.000%, 12/1/2029                                                                                        442,514
            228     11.000%, 12/1/2017                                                                                           239
             72     12.500%, 10/1/2012                                                                                            78
            196     12.750%, 10/1/2013                                                                                           197
            121     13.750%, 1/1/2011                                                                                            139
          1,014     14.750%, 8/1/2011                                                                                          1,146
            609     15.500%, 8/1/2011                                                                                            713
                       TOTAL                                                                                             374,792,017
                    FEDERAL NATIONAL MORTGAGE ASSOCIATION--31.8%
      6,253,187     4.500%, 12/1/2019                                                                                      6,169,855
     55,691,264     5.000%, 5/1/2034 - 11/1/2035                                                                          54,438,360
     61,056,607     5.500%, 12/1/2013 - 4/1/2036                                                                          61,021,822
     99,618,383   2 6.000%, 10/1/2028 - 1/1/2038                                                                         101,445,960
     29,339,015   2 6.500%, 4/1/2029 - 1/1/2038                                                                           30,177,852
      2,543,710     7.000%, 8/1/2028 - 1/1/2032                                                                            2,679,496
        167,597     7.500%, 1/1/2030 - 10/1/2031                                                                             177,096
         10,324     11.000%, 10/1/2010                                                                                        10,966
          4,176     11.750%, 10/1/2015                                                                                         4,881
             68     12.000%, 1/1/2013                                                                                             72
          1,847     12.750%, 8/1/2014                                                                                          2,140
            602     13.000%, 8/1/2015                                                                                            722
          4,249     15.000%, 10/1/2012                                                                                         4,995
                       TOTAL                                                                                             256,134,217
                    GOVERNMENT NATIONAL MORTGAGE ASSOCIATION--0.5%
      2,473,787     7.500%, 12/15/2023 - 7/15/2030                                                                         2,640,205
        482,919     8.250%, 5/15/2030 - 10/15/2030                                                                           531,341
        143,142     8.375%, 8/15/2030                                                                                        157,582
        189,665     8.500%, 12/15/2029                                                                                       210,230
            385     11.250%, 9/20/2015                                                                                           449
         43,484     11.750%, 7/15/2013                                                                                        49,928
                       TOTAL                                                                                               3,589,735
                       TOTAL MORTGAGE-BACKED SECURITIES                                                                  634,515,969
                       (IDENTIFIED COST $617,733,215)
                    COLLATERALIZED MORTGAGE OBLIGATIONS-20.9%
                    FEDERAL HOME LOAN MORTGAGE CORPORATION--4.8%
     15,440,044     5.357%, 5/15/2036, REMIC 3160 FD                                                                      15,336,881
     11,611,158     5.338%, 6/15/2036, REMIC 3175 FE                                                                      11,528,674
      8,000,000     5.407%, 7/15/2036, REMIC 3179 FP                                                                       7,988,224
      3,911,296     5.427%, 8/15/2036, REMIC 3206 FE                                                                       3,892,341
                       TOTAL                                                                                              38,746,120
                    FEDERAL NATIONAL MORTGAGE ASSOCIATION--3.1%
      2,414,679     5.115%, 10/25/2031, REMIC 2005-63 FC                                                                   2,388,777
      3,416,095     5.265%, 6/25/2036, REMIC 2006-43 FL                                                                    3,402,439
     10,444,758     5.165%, 7/25/2036, REMIC 2006-58 FP                                                                   10,397,252
      4,288,745     5.215%, 9/25/2036, REMIC 2006-81 FB                                                                    4,276,447
      4,645,450     5.245%, 10/25/2036, REMIC 2006-93 FM                                                                   4,615,595
                       TOTAL                                                                                              25,080,510
                    NON-AGENCY MORTGAGE--13.0%
      7,862,440     Bank of America Mortgage Securities 2007-3, Class 1A1, 6.000%, 9/25/2037                               7,837,870
      2,829,725     CHASE Mortgage Finance Corp. 2003-S11, Class 1A1, 5.000%, 10/25/2033                                   2,671,769
      8,059,005     CS First Boston Mortgage Securities Corp, 2005-7, Class 4A3, 5.000%, 8/25/2020                         7,717,262
      7,940,710     Countrywide Home Loans 2007-14, Class A18, 6.000%, 9/25/2037                                           7,891,235
      7,084,776     Countrywide Home Loans 2007-17, Class 3A1, 6.750%, 8/25/2037                                           7,151,057
      6,953,065     Countrywide Home Loans 2007-18, Class 2A1, 6.500%, 9/25/2037                                           7,092,891
      4,619,853     Credit Suisse Mortgage Capital Certificate 2007-4, Class 4A2, 5.500%, 6/25/2037                        4,610,451
      5,026,025     First Horizon Alternative Mortgage Securities 2005-FA7, Class 2A1, 5.000%, 9/25/2020                   4,813,227
      5,730,318     First Horizon Asset Securities, Inc. 2006-1, Class 2A1, 5.250%, 5/25/2021                              5,622,313
      9,217,640     First Horizon Mortgage Pass-Through Trust 2004-AR6, Class 4A1, 5.526%, 11/25/2034                      9,008,312
      6,260,556     Harborview Mortgage Loan Trust 2006-4, Class 2A1A, 5.520%, 4/25/2036                                   5,910,512
      6,842,780     Indymac IMJA Mortgage Loan Trust 2007-A2, Class 2A1, 6.500%, 10/25/2037                                6,846,523
      6,810,307     Lehman Mortgage Trust 2007-8, Class 2A2, 6.500%, 9/25/2037                                             6,850,895
      7,944,692     Lehman Mortgage Trust 2007-9, Class 1A1, 6.000%, 10/25/2037                                            7,853,468
          7,634   3 Lehman Structured Securities Corp. 2001-GE3, Class A, 0.000%, 5/28/2018                                    5,074
        818,859   3 Lehman Structured Securities Corp. 2002-GE1, Class A, 0.000%, 1/26/2031                                  630,522
      9,367,843   3 Salomon Brothers Mortgage Sec. VII 1999-4, Class IO, 2.547%, 4/15/2028                                   421,553
      6,375,959   3 Structured Asset Securities Corp. 1998-RF4, Class AIO, 6.300%, 8/15/2028                                 721,312
      6,914,372     Structured Asset Securities Corp. 2005-17, Class 5A1, 5.500%, 10/25/2035                               6,769,097
      4,474,000     Washington Mutual 2006-AR1, Class 2A1B, 6.099%, 1/25/2046                                              4,373,930
                       TOTAL                                                                                             104,799,273
                       TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS                                                         168,625,903
                       (IDENTIFIED COST $169,751,128)
                    ADJUSTABLE RATE MORTGAGES--6.6%
                    FEDERAL HOME LOAN MORTGAGE CORPORATION--1.3%
     10,583,344     5.410%, 1/1/2036, ARM                                                                                 10,671,874
                    FEDERAL NATIONAL MORTGAGE ASSOCIATION--5.3%
     30,377,796     5.690%, 12/1/2036 - 3/1/2037, ARM                                                                     30,857,085
     11,138,700     5.757%, 2/1/2037, ARM                                                                                 11,330,097
                       TOTAL                                                                                              42,187,182
                       TOTAL ADJUSTABLE RATE MORTGAGES                                                                    52,859,056
                       (IDENTIFIED COST $52,471,489)
                    REPURCHASE AGREEMENTS--4.7%
     31,904,000     Interest in $2,108,000,000 joint repurchase agreement 4.85%, dated 12/31/2007 under which BNP         31,904,000
                    Paribas Securities Corp. will repurchase U.S. Government Agency securities with various maturities to 1/1/2038 for $2,108,567,989 on 1/2/2008. The market value of the underlying securities at the end of the period was $2,150,739,349.
      6,036,000   4 Interest in $63,146,000 joint repurchase agreement 4.46%, dated 12/12/2007 under which Credit          6,036,000
                    Suisse First Boston Corp. will repurchase U.S. Treasury and U.S. Government Agency securities with various maturities to 7/20/2037 for $63,404,162 on 1/14/2008. The market value of the underlying securities at the end of the period was $66,039,887.
                       TOTAL REPURCHASE AGREEMENTS (AT COST)                                                              37,940,000
                       TOTAL INVESTMENTS-111.1%                                                                          893,940,928
                       (IDENTIFIED COST $877,895,832)5
                       OTHER ASSETS AND LIABILITIES - NET-(11.1)%6                                                      (89,541,860)
                       TOTAL NET ASSETS-100%                                                                          $  804,399,068

  At December 31, 2007, the Fund had the following outstanding futures contracts:
 DESCRIPTION                                NUMBER OF         CONTRACTS NOTIONAL VALUE EXPIRATION DATE     UNREALIZED
                                                                                                        APPRECIATION/
                                                                                                       (DEPRECIATION)
 7U.S. Treasury Notes 2 Year Long Futures   254                         $53,403,500    March 2008            $153,871
 7U.S. Treasury Notes 10 Year Short Futures 160                         $18,142,500    March 2008           $(48,978)
 7U.S. Treasury Notes 5 Year Short Futures  60                          $6,616,875     March 2008           $(16,152)
 7U.S. Treasury Bond Short Futures          85                          $9,891,875     March 2008             $51,760
 NET UNREALIZED APPRECIATION ON FUTURES CONTRACTS                                                            $140,501

  1 Pledged as collateral to ensure the Fund is able to satisfy the obligations of its outstanding futures contracts.
  2 All or a portion of these securities are subject to dollar-roll transactions.
  3 Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At December 31, 2007, these restricted securities amounted to $1,778,461, which represented 0.2%
    of total net assets.
    Additional information on restricted securities, excluding securities purchased under Rule 144A that have been deemed liquid by the Board of Trustees (the "Trustees"), held at December 31, 2007, is as follows:



    SECURITY                                                                               ACQUISITION DATE         ACQUISITION
                                                                                                                    COST
    Lehman Structured Securities Corp. 2001-GE3, Class A, 0.000%, 5/28/2018                8/15/2001                $5,921
    Lehman Structured Securities Corp. 2002-GE1, Class A, 0.000%, 1/26/2031                1/29/2002                $621,383
    Salomon Brothers Mortgage Sec. VII 1999-4, Class IO, 2.547%, 4/15/2028                 4/20/1999-5/25/1999      $298,060
    Structured Asset Securities Corp. 1998-RF4, Class AIO, 6.300%, 8/15/2028               12/15/1999               $1,266,553

  4 Although the repurchase date is more than seven days after the date of purchase, the Fund has the right to terminate the repurchase agreement at any time with seven-days' notice.
  5 At December 31, 2007, the cost of investments for federal tax purposes was $877,895,832. The net unrealized appreciation of investments for federal tax purposes excluding any unrealized appreciation/depreciation resulting from futures contracts was
    $16,045,096. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $18,022,415 and net unrealized depreciation from investments for those securities having an excess of cost over value of $1,977,319.
  6 Assets, other than investments in securities, less liabilities.
  7 Non-income producing security.

Note: The categories of investments are shown as a percentage of total net assets at December 31, 2007.

INVESTMENT VALUATION
In calculating its net asset value (NAV), the Fund generally values investments as follows:

   {circle}Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Trustees.

   {circle}Fixed-income securities acquired with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium).

   {circle}Derivative contracts listed on exchanges are valued at their reported settlement or closing price.

   {circle}Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.

   {circle}Shares of other mutual funds are valued based upon their reported
      NAVs.

If the Fund cannot obtain a price or price evaluation from a pricing service for an investment, the Fund may attempt to value the investment based upon the mean of bid and asked quotations or fair value the investment based on price evaluations, from one or more dealers. If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could purchase or sell an investment at the price used to calculate the Fund's NAV.


FAIR VALUATION AND SIGNIFICANT EVENTS PROCEDURES
The Trustees have authorized the use of pricing services to provide evaluations of the current fair value of certain investments for purposes of calculating the NAV. Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers, and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a "bid" evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a "mid" evaluation). The Fund normally uses bid evaluations for U.S. Treasury and Agency securities and mortgage-backed securities. The Fund normally uses mid evaluations for other types of fixed income securities and OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.

The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:

   {circle}With respect to price evaluations of fixed-income securities determined before the close of regular trading on the NYSE, actions by the Federal Reserve Open Market Committee and other significant trends in U.S. fixed-income markets;

   {circle}Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded; and

   {circle}Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.

The Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment using another method approved by the Trustees.



The following acronyms are used throughout this portfolio:

 ARM   --Adjustable Rate Mortgages
 REMIC --Real Estate Mortgage Investment Conduit






xFEDERATED REAL RETURN BOND FUND
PORTFOLIO OF INVESTMENTS
December 31, 2007 (unaudited)

  SHARES     VALUE
             MUTUAL FUNDS -96.0%1
 613,984     Federated Inflation-Protected Securities Core Fund         $   6,508,232
 461,179   2 Prime Value Obligations Fund, Institutional Shares, 4.86%        461,179
                TOTAL INVESTMENTS - 96.0%                                   6,969,411
                (IDENTIFIED COST $6,789,599)3
                OTHER ASSETS AND LIABILITIES - NET-4.0%4                      292,259
                TOTAL NET ASSETS - 100%                                 $   7,261,670

     1    Affiliated companies.
     2    7-Day net yield.
     3 At December 31, 2007, the cost of investments for federal tax purposes was $6,789,599. The net unrealized appreciation of investments for federal tax purposes was $179,812.
     4    Assets, other than investments in securities, less liabilities.


Note: The categories of investments are shown as a percentage of total net assets at December 31, 2007.


INVESTMENT VALUATION
In calculating its net asset value (NAV), the Fund generally values investments as follows:

   {circle}Shares of other mutual funds are valued based upon their reported
     NAVs.

   {circle}Fixed-income securities acquired with remaining maturities greater than sixty-days are fair valued using price evaluations provided by a pricing service approved by the Board of Trustees (the "Trustees").

   {circle}Fixed-income securities acquired with remaining maturities of sixty-days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium).

   {circle}Derivative contracts listed on exchanges are valued at their reported settlement or closing price.

   {circle}Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.

If the Fund cannot obtain a price or price evaluation from a pricing service for an investment, the Fund may attempt to value the investment based upon the mean of bid and asked quotations or fair value the investment based on price evaluations, from one or more dealers. If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could purchase or sell an investment at the price used to calculate the Fund's NAV.


FAIR VALUATION AND SIGNIFICANT EVENTS PROCEDURES
The Trustees have authorized the use of pricing services to provide evaluations of the current fair value of certain investments for purposes of calculating the NAV. Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers, and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a "bid" evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a "mid" evaluation). The Fund normally uses bid evaluations for U.S. Treasury and Agency securities and mortgage-backed securities. The Fund normally uses mid evaluations for other types of fixed income securities and OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.

The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:

   {circle}With respect to securities traded in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures or options contracts;

   {circle}With respect to price evaluations of fixed-income securities determined before the close of regular trading on the NYSE, actions by the Federal Reserve Open Market Committee and other significant trends in U.S. fixed-income markets;

   {circle}Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded; and

   {circle}Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.

The Trustees have approved the use of a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment using another method approved by the Trustees.












ITEM 2.     CONTROLS AND PROCEDURES

(a) The registrant's Principal Executive Officer and Principal Financial Officer have concluded that the registrant's disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-Q.

(b) There were no changes in the registrant's internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3.     EXHIBITS






SIGNATURES

PURSUANT TO THE REQUIREMENTS OF THE SECURITIES EXCHANGE ACT OF 1934 AND THE INVESTMENT COMPANY ACT OF 1940, THE REGISTRANT HAS DULY CAUSED THIS REPORT TO BE SIGNED ON ITS BEHALF BY THE UNDERSIGNED, THEREUNTO DULY AUTHORIZED.

REGISTRANT  FEDERATED INCOME SECURITIES TRUST

BY          /S/RICHARD A. NOVAK

            RICHARD A. NOVAK
            PRINCIPAL FINANCIAL OFFICER

DATE        FEBRUARY 21, 2008


PURSUANT TO THE REQUIREMENTS OF THE SECURITIES EXCHANGE ACT OF 1934 AND THE INVESTMENT COMPANY ACT OF 1940, THIS REPORT HAS BEEN SIGNED BELOW BY THE FOLLOWING PERSONS ON BEHALF OF THE REGISTRANT AND IN THE CAPACITIES AND ON THE DATES INDICATED.


BY          /S/J. CHRISTOPHER DONAHUE

            J. CHRISTOPHER DONAHUE
            PRINCIPAL EXECUTIVE OFFICER

DATE        FEBRUARY 20, 2008

BY          /S/RICHARD A. NOVAK

            RICHARD A. NOVAK
            PRINCIPAL FINANCIAL OFFICER

DATE        FEBRUARY 21, 2008